Income Taxes - Summary of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. operations (domestic)					$ 7,941	$ 11,280
Non-U.S. operations (foreign)					28,614	9,588
Loss before income taxes	$ 7,585	$ 6,259	$ 13,662	$ 28,573	$ 36,555	$ 20,868